Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
October 31, 2022

Dates Covered
Collections Period	10/01/22 - 10/31/22
Interest Accrual Period	10/17/22 - 11/14/22
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/22	466,483,552.94	27,929
Yield Supplement Overcollateralization Amount 09/30/22	12,555,145.53	0
Receivables Balance 09/30/22	479,038,698.47	27,929
Principal Payments	20,490,633.07	514
Defaulted Receivables	420,024.63	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/22	11,712,091.47	0
Pool Balance at 10/31/22	446,415,949.30	27,395

Pool Statistics	$ Amount	# of Accounts
Pool Factor	34.75%
Prepayment ABS Speed	1.27%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	4,049,155.59	191
Past Due 61-90 days	1,360,489.95	65
Past Due 91-120 days	194,365.55	11
Past Due 121+ days	0.00	0
Total	5,604,011.09	267

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	253,034.46
Aggregate Net Losses/(Gains) - October 2022	166,990.17
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.42%
Prior Net Losses/(Gains) Ratio	0.06%
Second Prior Net Losses/(Gains) Ratio	0.23%
Third Prior Net Losses/(Gains) Ratio	0.03%
Four Month Average	0.19%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.27%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	3.92%
Weighted Average Contract Rate, Yield Adjusted	5.68%
Weighted Average Remaining Term	38.88

Flow of Funds	$ Amount
Collections	22,287,374.64
Investment Earnings on Cash Accounts	31,786.79
Servicing Fee	(399,198.92)
Transfer to Collection Account	-
Available Funds	21,919,962.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	172,729.63
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,743,546.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,630,353.49

Total Distributions of Available Funds	21,919,962.51

Servicing Fee	399,198.92
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 10/17/22	460,159,495.30
Principal Paid	20,067,603.64
Note Balance @ 11/15/22	440,091,891.66

Class A-1
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-2
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-3
Note Balance @ 10/17/22	298,869,495.30
Principal Paid	20,067,603.64
Note Balance @ 11/15/22	278,801,891.66
Note Factor @ 11/15/22	66.9054958%

Class A-4
Note Balance @ 10/17/22	104,620,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	104,620,000.00
Note Factor @ 11/15/22	100.0000000%

Class B
Note Balance @ 10/17/22	37,770,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	37,770,000.00
Note Factor @ 11/15/22	100.0000000%

Class C
Note Balance @ 10/17/22	18,900,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	18,900,000.00
Note Factor @ 11/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	222,005.38
Total Principal Paid	20,067,603.64
Total Paid	20,289,609.02

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	119,547.80
Principal Paid	20,067,603.64
Total Paid to A-3 Holders	20,187,151.44

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1767925
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.9806995
Total Distribution Amount	16.1574920

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2868849
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.1572404
Total A-3 Distribution Amount	48.4441253

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	684.86
Noteholders' Principal Distributable Amount	315.14

Account Balances	$ Amount
Reserve Account
Balance as of 10/17/22	12,588,844.52
Investment Earnings	30,110.07
Investment Earnings Paid	(30,110.07)
Deposit/(Withdrawal)	-
Balance as of 11/15/22	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,960,597.05	$2,048,867.58	$1,919,700.30
Number of Extensions	131	95	82
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.41%	0.37%